Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (3,069,574)	$ (1,458,992)	$ (2,991,153)	$ (968,548)
Adjustments to reconcile consolidated net loss to net cash used in operating activities
Depreciation	1,261,379	1,060,303	1,461,630	498,819
Amortization	494,115	416,559	581,693	244,327
Loan cost amortization	134,586	123,889	166,600	35,630
Amortization of tenant inducements	12,780	7,100	11,360	0
Decrease (increase) in fair value - interest rate caps	130,104	(120,627)	(43,361)	(83,436)
Above (below) market lease amortization, net	83,556	110,071	136,370	97,037
Loss on disposition of FF&E	983,855
Share-based compensation	61,600		790,340
Loss on impairment			191,578
Changes in assets and liabilities, net of acquisitions
Rent and other receivables, net	16,810	(66,044)	13,539	(122,017)
Unbilled rent	(179,529)	(128,062)	(207,432)	(51,784)
Prepaid expenses	23,859	(29,969)	(107,885)	(50,802)
Cash restricted for operating property security deposits			(16,903)	(54,119)
Cash restricted for escrows and operating property reserves			(13,187)	(406,401)
Other assets	(578,805)
Accounts payable and accrued liabilities	538,992	70,579	(423,955)	817,447
Net cash used in operating activities	(86,272)	(15,193)	(450,766)	(43,847)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment property acquisitions	(25,488,071)	(4,012,209)	(4,312,209)	(24,308,692)
Capital expenditures	(1,333,870)	(618,446)	(986,470)	(208,006)
Advance deposits	(626,650)		(423,747)
Decrease in property capital reserves			568,563	593,451
Net cash used in investing activities	(27,448,591)	(4,630,655)	(5,153,863)	(23,923,247)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends and distributions paid	(1,606,560)	(776,789)	(1,213,840)	(422,686)
Investment of noncontrolling interests		648,120	648,120	2,300,031
Issuance of notes payable and related party notes payable				2,177,538
Proceeds from line of credit, short term, net of loan issuance costs	1,970,000
Proceeds from issuance of related party notes payable, short term	183,000
Repayment of notes payable and related party notes payable		(2,177,538)	(2,177,538)
Proceeds from mortgages payable, net	18,694,646	250,652	250,652	10,181,309
Repayment of mortgages payable	(130,042)	(84,076)	(127,438)
Proceeds from sales of common stock, net of offering costs	8,510,841	7,450,368	9,289,095	9,993,822
Net cash provided by investing activities	27,621,885	5,310,737	6,669,051	24,230,014
INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	87,022	664,889	$ 1,064,422	262,920
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period				$ 82
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period	$ 4,207,818	$ 3,959,736